17. Segment and Geographic Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Sales revenue from geographical territories	$ 9,939,000	$ 7,210,000
Product license fees and royalties	3,056,000	5,513,000
Total company revenues	12,995,000	12,723,000
Sales Revenue, Segment [Member] | UNITED STATES
Sales revenue from geographical territories	1,978,000	1,406,000
Sales Revenue, Segment [Member] | MEXICO
Sales revenue from geographical territories	5,053,000	3,758,000
Sales Revenue, Segment [Member] | Europe and Other
Sales revenue from geographical territories	$ 2,908,000	$ 2,046,000